Acquisitions of Subsidiaries - Summary of reserve or gain arising on acquisition (Parenthetical) (Detail)	Feb. 28, 2022
AMTD Digital [Member]
Disclosure of detailed information about business combination [line items]
Percentage of non controlling interest recognized at acquisition date	2.91%